Summary of principal accounting policies (Details - Revenue breakdown)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Product Information [Line Items]
Total revenue	$ 15,156,767	¥ 109,988,114	¥ 41,606,354
Sales Revenue [Member] | Product Concentration Risk [Member] | Total Revenues [Member]
Product Information [Line Items]
Total revenue percentage	100.00%	100.00%	100.00%
Sports Related Product Sales [Member]
Product Information [Line Items]
Total revenue	$ 978,452	¥ 7,100,332	¥ 41,592,608
Sports Related Product Sales [Member] | Sales Revenue [Member] | Product Concentration Risk [Member] | Total Revenues [Member]
Product Information [Line Items]
Total revenue percentage	6.50%	6.50%	99.90%
DAKA Merchant Membership Services Revenue [Member]
Product Information [Line Items]
Total revenue	$ 14,145,974	¥ 102,653,093	¥ 0
DAKA Merchant Membership Services Revenue [Member] | Sales Revenue [Member] | Product Concentration Risk [Member]
Product Information [Line Items]
Total revenue percentage	100.00%	100.00%
DAKA Merchant Membership Services Revenue [Member] | Sales Revenue [Member] | Product Concentration Risk [Member] | Total Revenues [Member]
Product Information [Line Items]
Total revenue percentage	93.30%	93.30%	0.00%
Other Revenue [Member]
Product Information [Line Items]
Total revenue	$ 32,341	¥ 234,689	¥ 13,746
Other Revenue [Member] | Sales Revenue [Member] | Product Concentration Risk [Member] | Total Revenues [Member]
Product Information [Line Items]
Total revenue percentage	0.20%	0.20%	0.10%